Business Combination (Details Narrative)		9 Months Ended		12 Months Ended
	Dec. 18, 2024 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($)	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 18, 2024 AUD ($) shares	Nov. 30, 2024 shares
IfrsStatementLineItems [Line Items]
Purchase of assets		$ 3,359	$ 20,073	$ 18,635	$ 14,796	$ 59,429
Number of shares issued | shares		65,000		65,000				1,140,388
Fair value per share | $ / shares	$ 1.90
Fair value management							$ 3,816,160
Contingent consideration	$ 10,000,000
Revenue contribution from acquisition		$ 52,131
Professional fees		$ 9,318
Mixed martial arts group ltd [Member]
IfrsStatementLineItems [Line Items]
Business combination percentage	100.00%						100.00%
Global brazilian jiu-jitsu [member]
IfrsStatementLineItems [Line Items]
Business combination percentage	100.00%						100.00%
Global brazilian jiu-jitsu [member] | Asset purchase agreement [member]
IfrsStatementLineItems [Line Items]
Purchase of assets	$ 3,000,000
Distributed in tranches	600,000
Global brazilian jiu-jitsu [member] | First anniversary [member]
IfrsStatementLineItems [Line Items]
Purchase of assets	1,000,000
Distributed in tranches	$ 600,000
Number of shares issued | shares	315,789						315,789
Global brazilian jiu-jitsu [member] | Second anniversary [member]
IfrsStatementLineItems [Line Items]
Purchase of assets	$ 1,400,000